Financial Risk Management - Contractual Maturities of Financial Liabilities (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2024		Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - trade, carrying amount		₩ 126,508		₩ 139,876
Borrowings, carrying amount		615,600	[1]	718,078
Debentures, carrying amount		8,511,280	[1]	8,325,643
Lease liabilities-Carrying amount		1,637,951		1,611,433
Accounts payable – other and others, carrying amount		5,018,850	[2]	₩ 4,539,838
Non-derivative financial liabilities, carrying amount		15,910,189
Accounts payable - trade, carrying amount		126,508
Borrowings, contractual cash flows	[1]	635,141
Debentures, contractual cash flows	[1]	9,633,481
Lease liabilities-Contractual cash flows		1,905,971
Accounts payable – other and others, contractual cash flows	[2]	5,074,355
Non-derivative financial liabilities, contractual cash flows		17,375,456
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - trade, carrying amount		126,508
Borrowings, contractual cash flows	[1]	425,815
Debentures, contractual cash flows	[1]	2,419,328
Lease liabilities-Contractual cash flows		378,533
Accounts payable – other and others, contractual cash flows	[2]	4,496,367
Non-derivative financial liabilities, contractual cash flows		7,846,551
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - trade, carrying amount		0
Borrowings, contractual cash flows	[1]	209,326
Debentures, contractual cash flows	[1]	5,005,966
Lease liabilities-Contractual cash flows		1,070,473
Accounts payable – other and others, contractual cash flows	[2]	572,831
Non-derivative financial liabilities, contractual cash flows		6,858,596
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - trade, carrying amount		0
Borrowings, contractual cash flows	[1]	0
Debentures, contractual cash flows	[1]	2,208,187
Lease liabilities-Contractual cash flows		456,965
Accounts payable – other and others, contractual cash flows	[2]	5,157
Non-derivative financial liabilities, contractual cash flows		₩ 2,670,309

[1]	The contractual cash flow is amount that includes interest payables
[2]	The Group’s accounts payable – other and others includes amounts for payments made using electronic payments through the supplier finance arrangements. The Group pays the amount within the normal operating cycle, and no collateral is incurred in connection with the agreement and there is no substantial change in the payment conditions, therefore, the amount is classified as accounts payable – other and presented as operating cash flows in the statements of cash flows. Accounts payable – other and others relating to the supplier finance arrangements amounts to ₩298,448 million as of December 31, 2024.